INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
INTANGIBLE ASSETS
Amortization expense	$ 11,366	$ 13,638	$ 12,137